Supplement dated February 21, 2019

to the Currently Effective Statement of Additional Information (SAI)

of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.The section of the Fund's SAI entitled "Distribution of Fund Shares—Payment to Financial Service Firms" is hereby deleted and replaced with the following:

PAYMENTS TO FINANCIAL SERVICES FIRMS. As described in the Fund's Prospectus, the Manager or certain of its affiliates (but not the Distributor) have entered into revenue sharing or other similar arrangements with financial services firms, including affiliates of the Manager. These revenue sharing arrangements are intended to promote the sale of Fund shares or to compensate the financial services firms for marketing or marketing support activities in connection with the sale of Fund shares.

The list below includes the names of the firms (or their affiliated broker/dealers) that received from the Manager, and/or certain of its affiliates, revenue sharing payments of more than $10,000 in calendar year 2018 for marketing and product support of the Fund and other PGIM funds as described above.

Prudential Retirement

Wells Fargo Advisors, LLC

Ameriprise Financial, Inc.

Charles Schwab & Co, Inc.

Morgan Stanley Smith Barney

Raymond James Financial

Merrill Lynch Pierce Fenner & Smith, Inc.

National Financial Services

UBS

LPL Financial LLC

Edward Jones

Great-West

Commonwealth Financial Network

Principal Securities, Inc.

Cetera Advisor Networks

Matrix Financial Group

Voya Financial

PNC

AIG Advisor Group

American United Life Insurance Co.

ADP Broker Dealer, Inc.

Nationwide Investment Services Co.

John Hancock

Massachusetts Mutual

TIAA-CREF

Ascensus, Inc.

Midatlantic Capital Group

Reliance Trust Company

The Hartford

Standard Insurance Company

Northwestern Mutual

Alight Financial Solutions

Securities America, Inc.

Cambridge Investment Research

T. Rowe Price

Valic Financial Advisors, Inc.

Lincoln Financial Group

RBC Capital Markets, LLC

The Ohio National Life Insurance Company

TD Ameritrade

Sammons Retirement Solutions

The Vanduard Group, Inc.

LR1174

Conduent, Inc.

Genworth Financial, Inc.

Citigroup, Inc.

Security Benefit

Newport Group, Inc.

Janney Montgomery Scott, LLC

Securities Service Network, LLC

KMS Financial Services, Inc.

Investacorp

Northern Trust

Oppenheimer & Co, Inc.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 3

PGIM Real Assets Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

PGIM International Bond Fund

PGIM Real Estate Income Fund

PGIM Select Real Estate Fund

Prudential Investment Portfolios 12

PGIM Jennison Technology Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

PGIM Jennison MLP Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return (USD) Hedged Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential World Fund, Inc.

PGIM Jennison Emerging Markets Equity Opportunities Fund PGIM Emerging Markets Debt Hard Currency Fund

PGIM Emerging Markets Debt Local Currency Fund

This page intentionally left blank.